Note 15 - Components of Accumulated Other Comprehensive Income (Loss) (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Unrealized holding gain on securities		¥ 35,934	¥ 107,655
Impairment of other investments	¥ (3,965)
Income tax expense	1,328	¥ (12,900)	¥ (41,232)
Net income	(2,637)	23,034	66,423
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Income tax expense	(944)	(862)	133
Net income	1,662	1,551	(236)
Defined benefit pension plans	2,606	2,413	(369)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Net income attributable to IIJ	(975)	24,585	¥ 66,187
Impairment of other investments	(14,729)	(29,117)
Income tax expense	2,183,531	1,896,865	¥ 1,795,305
Net income	4,190,022	3,396,753	4,683,632
Net income attributable to IIJ	¥ 4,038,282	¥ 3,322,081	¥ 4,442,237